Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021		Mar. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 22,696		¥ 39,690
Derivative liabilities, Fair value	71,034		73,649
Interest rate swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	531,971		494,893
Interest rate swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	1,867		0
Interest rate swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	23,751		43,889
Interest rate swap agreements | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	6,409		7,644
Interest rate swap agreements | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Interest rate swap agreements | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	67		113
Futures, foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	657,411		623,172
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	437		7,555
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	18,941		4,365
Futures, foreign exchange contracts | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	320,908	[1]	372,948	[2]
Futures, foreign exchange contracts | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	742	[1]	5,710	[2]
Futures, foreign exchange contracts | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	6,798	[1]	5,141	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	76,023		68,840
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	146		5,079
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	4,459		137
Foreign currency long- term-debt | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	582,174		612,536
Foreign currency long- term-debt | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Foreign currency long- term-debt | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		0
Options held/written and other | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	840		742
Options held/written and other | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	26		28
Options held/written and other | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		0
Options held/written and other | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	746,058	[1]	670,044	[2]
Options held/written and other | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	19,478	[1]	21,318	[2]
Options held/written and other | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	17,009	[1]	¥ 20,004	[2]
Credit derivatives held | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	171
Credit derivatives held | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0
Credit derivatives held | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 9

[1]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥19,127 million and foreign exchange contracts of ¥7,245 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2021, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥41 million and ¥24 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥438 million and ¥302 million at March 31, 2021, respectively.
[2]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥16,754 million, futures contracts of ¥35,875 million and foreign exchange contracts of ¥16,656 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2020, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥598 million, ¥165 million and ¥111 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥1,564 million and ¥178 million at March 31, 2020, respectively.